FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Interest rate swap agreements

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019.

In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate.

In April 2020, the Company entered into two interest rate swaps with Nordea whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

The reference rate for our interest rate swaps is LIBOR.

As of June 30, 2022, the Company recorded a derivative instruments receivable of $39.4 million (December 31, 2021: $9.7 million) and no derivative instrument payable (December 31, 2021: $5.7 million) in relation to these agreements. The Company recorded a gain on derivatives of $33.8 million in the six months ended June 30, 2022 (six months ended June 20, 2021: gain of $11.0 million) in relation to these agreements.
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2022 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	2022		2021
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	119,811	119,811	113,073	113,073
Marketable securities	166,187	166,187	2,435	2,435
Derivative instruments receivable	39,352	39,352	9,675	9,675
Liabilities:
Floating rate debt	2,141,547	2,141,547	2,130,812	2,130,812
Fixed rate debt	209,700	207,684	209,700	206,552
Derivative instruments payable	—	—	5,673	5,673

The estimated fair value of financial assets and liabilities as of June 30, 2022 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	119,811	119,811	—	—
Marketable securities	166,187	166,187	—	—
Derivative instruments receivable	39,352	—	39,352	—
Liabilities:
Floating rate debt	2,141,547	—	2,141,547	—
Fixed rate debt	207,684	—	—	207,684
The estimated fair value of financial assets and liabilities as of December 31, 2021 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	113,073	113,073	—	—
Marketable securities	2,435	2,435		—
Derivative instruments receivable	9,675	—	9,675	—
Liabilities:
Floating rate debt	2,130,812	—	2,130,812	—
Fixed rate debt	206,552	—		206,552
Derivative instruments payable	5,673	—	5,673	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. Floating rate debt is presented net of deferred financing charges of $22.8 million as of June 30, 2022 (December 31, 2021: $24.3 million) on the Condensed Consolidated Balance Sheet.

Fixed rate debt - the fair value of fixed rate debt has been determined using level 3 inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis
Nonrecurring fair value measurements include a goodwill impairment assessment completed as of June 30, 2022. The impairment test used level 1 inputs.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of derivative interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, HSBC, Royal Bank of Scotland, DNB, Nordea, Credit Agricole, Credit Suisse AG, Standard Chartered and Citibank N.A. However, the Company believes this risk is remote.